Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases
Schedule of Balance Sheet Classification of Lease Assets and Liabilities

(in thousands)		December 31,
Assets	Balance Sheet Classification	2024	2023
Operating leases	Other assets, non-current	$4,518	$5,912
Finance leases	Property and equipment, net	—	1,022
Total leased assets		$4,518	$6,934

(in thousands)		December 31,
Liabilities	Balance Sheet Classification	2024	2023
Operating lease liabilities, current	Accrued and other current liabilities	$1,691	$1,424
Operating lease liabilities, non-current	Lease liabilities, non-current	3,286	4,977
Total operating lease liabilities		$4,977	$6,401

Finance lease liabilities, current	Accrued and other current liabilities	$—	$721
Finance lease liabilities, non-current	Lease liabilities, non-current	—	351
Total finance lease liabilities		$—	$1,072

Other information related to lease term and discount rate

	December 31,
	2024	2023
Weighted-Average Remaining Lease Term
Operating leases	2.7 years	3.6 years
Finance leases	—	1.4 years
Weighted-Average Discount Rate
Operating leases	11.9%	11.8%
Finance leases	—	8.7%

Components of lease expense

	Year Ended December 31,
(in thousands)	2024	2023
Finance lease cost
Amortization of right-of-use assets	$225	$1,069
Interest on lease liabilities	24	146
Total finance lease cost	249	1,215
Operating lease cost	2,066	2,984
Total lease cost	2,315	4,199
Less: Finance lease cost from discontinued operations	(210)	(1,051)
Total lease cost from continuing operations	$2,105	$3,148

Supplemental cash flow information related to leases

	Year Ended December 31,
(in thousands)	2024	2023
Cash paid for amounts included in measurement of lease liabilities:
Operating cash flows from operating leases	$2,095	$3,560
Operating cash flows from finance leases	$24	$145
Financing cash flows from finance leases	$248	$1,034
Right-of-use assets obtained in exchange for lease obligations:
Operating leases	$—	$2,653
Finance leases	$—	$—

Schedule of maturities of operating and finance lease liabilities

Year ending December 31, (in thousands)	Operating leases
2025	$2,192
2026	2,126
2027	1,530
Total lease payments	5,848
Less imputed interest	(871)
Lease liabilities	$4,977